8 Inventories (Details 1) - Provision [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	R$ 82,195	R$ 20,159
Additions	120,483	72,672
Utilization/reversals	(80,106)	(10,636)
Ending balance	R$ 122,557	R$ 82,195